Class A Class C And Investor Class [Member] Expense Example, No Redemption - Class A, Class C and Investor Class - MERIDIAN CONTRARIAN FUND	Jun. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,465
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	716
Expense Example, No Redemption, 3 Years	1,013
Expense Example, No Redemption, 5 Years	1,331
Expense Example, No Redemption, 10 Years	2,232
C000156529 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	228
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,204
Expense Example, No Redemption, 10 Years	$ 2,295